Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2019
Accounting Policies [Abstract]
Schedule of Depreciation and Amortization Expense Computation
Property and equipment are stated at cost less accumulated depreciation and any impairment charges. Depreciation is computed using the straight-line method over our estimates of useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-30	0%
Buildings and improvements	10-40	0% or 10%
Computer hardware and software	2-12	0% or 10%
Transportation equipment and other	3-20	0% or 10%
Leasehold improvements, including port facilities	Shorter of the remaining lease term or related asset life (3-30)	0%

Schedule of Impacts of ASC 606 Adoption
The following tables summarize the impacts of ASC 606 adoption on our consolidated financial statements:

	Year ended November 30, 2019
(in millions)	Prior to adoption of ASC 606	Adjustments	As Reported
Consolidated Statement of Income
Onboard and other (Revenues)	$4,899	$1,432	$6,331
Revenues (Total)	$19,393	$1,432	$20,825
Onboard and other (Operating Costs and Expenses)	$669	$1,432	$2,101
Operating Costs and Expenses (Total)	$16,117	$1,432	$17,549
Operating Income	$3,276	$—	$3,276
Net Income	$2,990	$—	$2,990

	At November 30, 2019
(in millions)	Prior to adoption of ASC 606	Adjustments	As Reported
Consolidated Balance Sheet
Prepaid expenses and other	$517	$154	$671
Total current assets	$1,905	$154	$2,059
Customer deposits	$4,581	$154	$4,735
Total current liabilities	$8,973	$154	$9,127

	Year ended November 30, 2019
(in millions)	Prior to adoption of ASC 606	Adjustments	As Reported
Consolidated Statement of Cash Flows
Prepaid expenses and other	$(100)	$(154)	$(254)
Customer deposits	$233	$154	$387
Net cash provided by operating activities	$5,475	$—	$5,475